CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions, Rp in Billions	Attributable to owners of the parent company IDR (Rp)	Capital stock IDR (Rp)	Additional paid-in capital IDR (Rp)	Other reserves IDR (Rp)	Retained earnings IDR (Rp)	Non-controlling interests IDR (Rp)	IDR (Rp)	USD ($)
Balance at Dec. 31, 2018	Rp 98,739	Rp 4,953	Rp 1,977	Rp 321	Rp 91,488	Rp 18,267	Rp 117,006
Net comprehensive income for the year
PROFIT FOR THE YEAR	19,068				19,068	8,792	27,860
Other comprehensive income (loss)	(2,039)			(99)	(1,940)	(150)	(2,189)
Net comprehensive income (loss) for the year	17,029			(99)	17,128	8,642	25,671
Transaction with owners recorded directly in equity
Cash dividends	(16,229)				(16,229)	(9,618)	(25,847)
Entities under common control transactions	257				257	8	265
Capital contribution from non-controlling interest						70	70
Capital contribution to subsidiaries						59	59
Net transactions with owners	(15,972)				(15,972)	(9,481)	(25,453)
Balance at Dec. 31, 2019	99,796	4,953	1,977	222	92,644	17,428	117,224
Net comprehensive income for the year
PROFIT FOR THE YEAR	21,052				21,052	8,838	29,890
Other comprehensive income (loss)	(3,212)			14	(3,226)	(369)	(3,581)
Net comprehensive income (loss) for the year	17,840			14	17,826	8,469	26,309
Transaction with owners recorded directly in equity
Cash dividends	(15,262)				(15,262)	(7,778)	(23,040)
Capital contribution from non-controlling interest						21	21
Net transactions with owners	(15,262)				(15,262)	(7,757)	(23,019)
Balance at Dec. 31, 2020	102,374	4,953	1,977	236	95,208	18,140	120,514
Net comprehensive income for the year
PROFIT FOR THE YEAR	24,877				24,877	9,222	34,099	$ 2,393
Other comprehensive income (loss)	2,007			27	1,980	(27)	1,980	138
Net comprehensive income (loss) for the year	26,884			27	26,857	9,195	36,079	2,531
Transaction with owners recorded directly in equity
Cash dividends	(16,643)				(16,643)	(13,242)	(29,885)
Changes in non-controlling interest	(72)				(72)	73	1
Changes in non-controlling interest from initial public offering of subsidiary	9,088				9,088	9,375	18,463
Net transactions with owners	(7,627)				(7,627)	(3,794)	(11,421)
Balance at Dec. 31, 2021	Rp 121,631	Rp 4,953	Rp 1,977	Rp 263	Rp 114,438	Rp 23,541	Rp 145,172	$ 10,188